UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21110
                                                     ---------

                     OFI Tremont Core Strategies Hedge Fund
                     --------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                      Date of reporting period: 06/30/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

OFI TREMONT CORE STRATEGIES HEDGE FUND
STATEMENT OF INVESTMENTS JUNE 30, 2008 (UNAUDITED)

                                                                               % OF NET                    ACQUISITION
                                                     COST        FAIR VALUE     ASSETS     LIQUIDITY(1)      DATE(2)
                                                 ------------   ------------   --------   -------------   -------------
INVESTMENTS IN INVESTMENT FUNDS
CONVERTIBLE ARBITRAGE
Quattro Offshore Fund, Ltd.                      $  5,537,701   $  5,092,435      2.9%    Quarterly               10/07
EMERGING MARKETS
ARX Brazil Fund - Long Short                        1,000,000      1,116,030      0.6     Monthly                 10/07
ARX Brazil Fund SPC Multistrategy                   2,000,000      2,156,137      1.1     Monthly                 10/07
Black River Emerging Markets Credit
   Opportunity Fund Ltd.                              825,546        837,222      0.5     Semi-Annually           03/08
Clairvoyance Asia Fund Ltd                          3,900,000      3,900,263      2.2     Quarterly               05/08
LAPP Opportunity Fund Ltd                           2,000,000      1,715,896      1.0     Monthly                 10/07
Prosperity Quest Fund                               3,900,000      3,934,981      2.2     Monthly                 05/08
Quorum Fund Ltd.                                      600,000      2,597,209      1.5     Monthly                 01/06
                                                 ------------   ------------    -----
TOTAL EMERGING MARKETS                             14,225,546     16,257,738      9.1
EQUITY MARKET NEUTRAL
GSA Capital International Fund                      2,500,000      2,658,367      1.5     Quarterly               04/08
Marshall Wace Tops Fund Ltd                         2,100,000      2,279,019      1.3     Monthly                 05/08
Menta Global Offshore Ltd.                          3,750,000      3,458,902      2.0     Monthly                 08/07
O'Connor Global Fundamental Market Neutral
   Long/Short Ltd.                                         --      3,441,056      1.9     Monthly           04/05-07/06
                                                 ------------   ------------    -----
TOTAL EQUITY MARKET NEUTRAL                         8,350,000     11,837,344      6.7
EVENT DRIVEN
Ahab Opportunities Ltd.                             5,500,000      5,141,667      2.9     Quarterly               01/08
Avenue Asia International Ltd                       3,908,413      3,918,737      2.2     Illiquid (3)            01/06
GoldenTree Credit Opportunities Ltd.                2,895,579      4,902,214      2.8     Semi-Annually           01/05
Halcyon Structured Opportunities Offshore Fund
   Ltd.                                             5,335,620      4,556,282      2.6     Quarterly         01/08-04/08
Jana Offshore Partners Fund Ltd.                    3,250,000      3,524,775      2.0     Quarterly         07/07-02/08
Lispenard Street Credit Fund Ltd                    2,700,000      2,343,277      1.3     Monthly                 10/07
Oceanwood Global Opportunities Fund Ltd.            5,000,000      5,046,109      2.8     Quarterly               02/07
Perry Partners L.P.                                        --        709,935      0.4     Illiquid (3)      02/05-03/08
SOLA I                                              2,750,000      2,800,732      1.6     Quarterly               01/08
Third Point Partners, L.P.                                 --         86,716      0.0     Illiquid (3)      10/04-04/05
                                                 ------------   ------------    -----
TOTAL EVENT DRIVEN                                 31,339,612     33,030,444     18.6
FIXED INCOME ARBITRAGE
Endeavour Fund II Ltd.                              4,479,909      2,379,029      1.3     Quarterly         01/08-03/08
Mariner - Tricadia Credit Strategies Fund Ltd.             --      3,490,716      2.0     Quarterly               05/05
Obsidian Fund (Offshore) Ltd                        2,000,000      1,952,165      1.1     Quarterly               01/08
Prologue Feeder Fund Ltd.                           2,600,000      2,578,341      1.4     Quarterly               03/08
                                                 ------------   ------------    -----
TOTAL FIXED INCOME ARBITRAGE                        9,079,909     10,400,251      5.8
GLOBAL MACRO
Clarium Capital Fund Ltd                            2,500,000      3,798,420      2.1     Quarterly         01/08-05/08
Drawbridge Global Macro Fund Ltd.                   6,000,000      5,794,533      3.3     Quarterly         01/08-05/08
Galtere International Fund Ltd.                     4,250,000      5,169,949      2.9     Quarterly               01/08
                                                 ------------   ------------    -----
TOTAL GLOBAL MACRO                                 12,750,000     14,762,902      8.3
LONG/SHORT EQUITY
Delta Fund Europe Ltd                               3,250,000      5,759,660      3.2     Quarterly               01/06
Endeavour Capital Offshore Fund Ltd                 2,294,833      4,974,461      2.8     Quarterly               01/06
Hayground Cove Acquisition Strategies Fund Ltd      1,364,653      1,362,094      0.8     Quarterly               04/08
Highline Capital International Ltd.                 3,000,000      3,148,002      1.8     Quarterly               01/08
Kenmare Offshore Fund Ltd                           3,900,000      4,028,603      2.2     Quarterly               05/08
Kinetics Fund, Inc.                                        --      1,359,316      0.8     Monthly                 04/04
Perceptive Life Sciences Offshore Fund Ltd          3,900,000      3,834,070      2.2     Monthly                 05/08
Sandler Offshore Fund Inc.                          1,850,000      1,925,994      1.1     Monthly           12/07-02/08
TCS Capital International Ltd                       1,500,000      3,440,682      1.9     Quarterly               01/06
Temujin International Fund Ltd                      2,150,000      2,202,386      1.2     Quarterly               05/08
Theorema Europe Fund Ltd                            2,400,000      2,438,780      1.3     Monthly                 05/08
WF Japan Fund Ltd.                                  2,700,000      1,719,000      1.0     Monthly                 02/06
                                                 ------------   ------------    -----
TOTAL LONG/SHORT EQUITY                            28,309,486     36,193,048     20.3

MANAGED FUTURES
Blenheim Global Markets Fund Ltd.                $  3,006,807   $  5,278,911      3.0%    Monthly                 06/06
BlueTrend Fund Ltd.                                 4,200,000      5,201,294      2.9     Monthly                 01/08
Crabel Fund Ltd                                     5,500,000      5,883,389      3.3     Monthly                 01/08
                                                 ------------   ------------    -----
TOTAL MANAGED FUTURES                              12,706,807     16,363,594      9.2
MULTI STRATEGY
Canyon Value Realization Fund Ltd                   5,500,000      5,429,044      3.1     Monthly                 01/08
D.E. Shaw Composite International Fund                586,785      2,199,629      1.2     Illiquid (3)    01/06 - 03/08
Highbridge Asia Opportunities Fund Ltd.             3,000,000      4,482,075      2.5     Quarterly               02/06
Shepherd Investments International Ltd.             3,963,267      3,977,260      2.2     Quarterly       02/08 - 03/08
Stark Investments L.P.                                762,527        873,500      0.5     Illiquid (3)            03/08
                                                 ------------   ------------    -----
TOTAL MULTI STRATEGY                               13,812,579     16,961,508      9.5
                                                 ------------   ------------    -----
Total Investments in Investment Funds             136,111,640    160,899,264     90.4
MISCELLANEOUS SECURITIES
Miscellaneous Securities(4)                            16,524             --      0.0
SHORT-TERM INVESTMENT
Citibank II Money Market Deposit Account           10,580,140     10,580,140      6.0
TOTAL INVESTMENTS IN INVESTMENT FUNDS AND CASH
   EQUIVALENTS                                   $146,708,304    171,479,404     96.4
                                                 ============
OTHER ASSETS IN EXCESS OF LIABILITIES                              6,428,662      3.6
                                                                ------------    -----
NET ASSETS                                                      $177,908,066    100.0%
                                                                ============    =====

DETAILED INFORMATION ABOUT THE INVESTMENT FUNDS' PORTFOLIOS IS NOT AVAILABLE.

1.   AVAILABLE FREQUENCY OF REDEMPTIONS AFTER INITIAL LOCK-UP PERIOD.

2.   REPRESENTS INITIAL THROUGH MOST RECENT MONTH OF INVESTMENT PURCHASES.

3. THE FUND HAS PLACED A FULL REDEMPTION REQUEST WITH RESPECT TO ITS INVESTMENT IN THIS INVESTMENT FUND. THE FUND WILL RECEIVE ITS REDEMPTION PROCEEDS FOLLOWING THE SALE OF CERTAIN SECURITIES HELD BY THE INVESTMENT FUND. THE VALUE OF THE FUND'S INVESTMENT WILL FLUCTUATE, BASED ON MARKET CONDITIONS, UNTIL THE INVESTMENT FUND COMPLETES THE SALE OF THESE SECURITIES.

4.   COMPRISED OF WARRANTS AS A RESULT OF AN IN-KIND REDEMPTION.

     Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3 - unobservable inputs (including the Adviser's own judgments about assumptions that market participants would use in pricing the asset).

     The market value of the Fund's investments was determined based on the following inputs as of June 30, 2008:

                                                                   Investments in
                                                Investments in    Other Financial
Valuations Inputs                              Investment Funds     Instruments*
-----------------                              ----------------   ---------------
Level 1-Quoted Prices                            $         --       $        --
Level 2- Other Significant Observable Inputs               --        10,580,140
Level 3 - Significant Unobservable Inputs         160,899,264                --
                                                 ------------       -----------
                                                  160,899,264        10,580,140
                                                 ============       ===========

*    Other financial instruments include short-term investments and warrants.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

PORTFOLIO VALUATION

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASURMENTS, establishes a hierachy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurment date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Funds' investments under these levels of classification is included following the Statement of Investments.

The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. These investments are typically classified within Level 3.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of its value, the Investment Fund will be valued at fair value as determined in good faith by the Board or in accordance with procedures adopted by the Board. In accordance with the Advisory Agreement, the Advisor values the Fund's assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available. Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees.

Cash and cash equivalents consist of monies invested in money market deposit accounts sponsored by Citibank, N.A. The Fund treats all demand deposits and fixed income securities with original maturities of three months or less as cash equivalents. Cash equivalents are valued at cost plus accrued interest which approximates fair value. These securities are typically designated as "Level 2".

There were no changes to the fair valuation methodologies during the period.

INVESTMENTS IN INVESTMENT FUNDS

At June 30, 2008, the Fund had investments in Investment Funds, none of which were related parties. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners in the form of management fees ranging from 1.0% to 2.25% annually of net assets and performance incentive fees/allocations ranging from 10% to 25% of net profits earned. The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to eighteen months from initial investment. Information related to each Investment Fund is included on the statement of investments. At June 30, 2008, the Fund had approximately 9.00% of capital invested in Investment Funds with lock-up provisions extending one year from June 30, 2008.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to: short selling activities, writing option contracts and interest rate, credit default and total return equity swap contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OFI Tremont Core Strategies Hedge Fund

By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 08/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 08/07/2008

By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 08/07/2008